Statutory Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Statutory Information
Dividends paid	$ 83,000	$ 97,000	$ 101,000
Kansas Department of Commerce
Statutory Information
Statutory net income	71,464	67,287	85,356
Statutory capital and surplus	428,366	415,720	$ 436,457
Dividends paid	$ 83,000	$ 97,000
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
TAC of the Company subject to RBC Requirements	$ 458,559
Corresponding authorized control	$ 75,949
RBC ratio	604.00%
Kansas Department of Commerce | Forecast
Statutory Information
Maximum dividend to parent under state regulatory requirements without permission from Kansas regulators				$ 64,281
Kansas Department of Commerce | Minimum
Statutory Information
RBC ratio under Company Action Level (as a percent)	100.00%
Kansas Department of Commerce | Maximum
Statutory Information
RBC ratio under Authorized Control Level (as a percent)	100.00%
RBC ratio under Company Action Level (as a percent)	200.00%